DERIVATIVE WARRANTS LIABILITIES AND PREFUNDED WARRANTS	12 Months Ended
Dec. 31, 2025
Derivative Warrants Liabilities And Prefunded Warrants [Abstract]
DERIVATIVE WARRANTS LIABILITIES AND PREFUNDED WARRANTS [Text Block]
NOTE 16 -	DERIVATIVE WARRANTS LIABILITIES AND PREFUNDED WARRANTS

A.
From time to time the Company entered into a non-brokered private placement offering transactions or settlement agreements under which the Company issued units that consist of common shares and warrants which are exercisable into common shares over a limited period of the time at an exercise price which is denominated in foreign currency and/or as the warrants might be exercisable to variable number of shares due to cashless exercise mechanism. As a result of the above, such warrants are accounted for as a derivative warrants liability which is measured at fair value through profits and losses.

At the initial date and subsequently, the fair value of the warrants is estimated by management using the assistance of external appraiser based on Black and Scholes option pricing model, when unrealized gains or losses are included in finance income (expense), respectively, until expiration or exercise of the warrants.

The following table summarizes the observable inputs used in the valuation of the derivative warrants liabilities as of December 31, 2025 and 2024:

	December 31, 2025			December 31, 2024
	Series 2024 (*)	Series 2023	Series 2021	Series 2024	Series 2023	Series 2021

Share price (in CAD)	1.91	1.91	1.91	3.25	3.25	3.25
Exercise price (in CAD)	3.43	12.34	59.21	4.32	12.95	62.14
Expected volatility (%)	67.72%	67.28%	67.3%	72.2%	75.7%	75.7%
Risk-free interest rate (%)	2.90%	3.63%	3.63%	2.93%	4.21%	4.21%
Dividend yield (%)	-	-	-	-	-	-
Expected term (years)	4.59	0.37	0.37	1.88	1.35	1.35

Number of warrants	742,517	818,818	49,058	742,517	818,818	49,058
Fair value per warrant (in CAD)	0.81	0.00	0.00	1.06	0.14	0.00

The following tabular presentation reflects the reconciliation of the total fair value of derivative warrants liabilities during the periods reported:

	Series 2024	Series 2023	Series 2021	Total

Balances at January 1, 2023	$-	$-	$8	$8
Issued (see Notes 18B1-18B2 below)	-	7,253	-	7,253
Changes in fair value (**)	-	(7,215)	(8)	(7,223)
Balances at December 31, 2023	-	38	-	38
Issued (see Note 18B3 below)	1,154	-	-	1,154
Changes in fair value (**)	(367)	62	-	(305)
Balances at December 31, 2024	787	100	-	887
Changes in fair value (**)	(*) (186)	(100)	-	(286)
Balances at December 31, 2025	$601	$-	$-	$601

(*)
Including, inter alia, the implication of execution of agreements dated August 13, 2025, with the holders of certain common share purchase warrants (the “Warrants”) originally issued as part of its private placement offering that closed on November 12, 2024 (the “2024 Private Placement”), pursuant to which the Company reduced the exercise price of each Warrant from $4.32 per common share to $3.43 per common share and extended the expiration date of each Warrant from November 12, 2026 to July 31, 2030.

(**)	See Note 19F below.

B.	For more information regarding prefunded warrants granted to Company's Chief Executive Officer, then Chairman of the Board and main shareholder, see also Note 18B4 below.